Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Series A preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series A preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Series A preferred stock, shares issued	1,000	1,000	1,000
Series A preferred stock, shares outstanding	1,000	1,000	1,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Outstanding	14,067,006	13,897,827	13,010,200
Common Stock, Shares, Issued	14,067,006	13,897,827	13,010,200